Cash flow changes from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	$ 183,740	$ 132,180
Cash flows	20,135	47,504
Conversion	1,610	1,337
Foreign exchange	535	(417)
Fair Value/Amortization	(671)	3,136
Non-cash changes in financing activities ending	205,349	183,740
Share capital [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	71,389
Cash flows	311
Conversion	3,345
Foreign exchange
Fair Value/Amortization
Non-cash changes in financing activities ending	75,045
Debentures [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	39,680	40,092
Cash flows	1,410	5
Conversion
Foreign exchange	535	(417)
Fair Value/Amortization
Non-cash changes in financing activities ending	41,625	39,680
Convertible debenture [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	12,864
Cash flows		12,460
Conversion	(1,735)
Foreign exchange
Fair Value/Amortization	652	404
Non-cash changes in financing activities ending	11,781	12,864
Derivative financial liability [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	2,697	490
Cash flows
Conversion
Foreign exchange
Fair Value/Amortization	(1,733)	2,207
Non-cash changes in financing activities ending	964	2,697
Share capital [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging		45,655
Cash flows		24,397
Conversion		1,337
Foreign exchange
Fair Value/Amortization
Non-cash changes in financing activities ending		71,389
Credit facility [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	57,110	45,943
Cash flows	18,414	10,642
Conversion
Foreign exchange
Fair Value/Amortization	410	525
Non-cash changes in financing activities ending	$ 75,934	$ 57,110